Cover	Mar. 28, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 28, 2024
Entity File Number	000-54301
Entity Registrant Name	Zhanling International Limited
Entity Central Index Key	0001489300
Entity Tax Identification Number	88-0981710
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit 305-306, 3/F., New East Ocean Centre,
Entity Address, Address Line Two	No.9 Science Museum Road
Entity Address, City or Town	Tsim Sha Tsui
Entity Address, Country	HK
Entity Address, Postal Zip Code	999077
City Area Code	852
Local Phone Number	31117718
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false